Consolidated Statements of Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Consolidated Statements of Income [Abstract]
Vessel revenue, net	$ 164,881	$ 107,036	$ 122,629
Fees from related parties	$ 2,578	$ 3,198	$ 2,391
Revenue, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]	Related Party [Member]
Revenue, net	$ 167,459	$ 110,234	$ 125,020
Expenses:
Voyage expenses	(3,297)	(2,851)	(4,293)
Vessel operating expenses	(46,985)	(42,260)	(43,550)
Management fees	(760)	(700)	(1,368)
General and administration expenses	(23,971)	(22,149)	(17,412)
Amortization of deferred dry-docking costs	(4,202)	(4,155)	(4,880)
Depreciation and amortization	(25,493)	(24,676)	(23,417)
Gain on sale of vessels, net from related party	0	8,094	0
Loss on forward freight agreements, net	(177)	(188)	(417)
Operating income	62,574	21,349	29,683
Other income / (expenses), net:
Interest and finance costs	(20,603)	(20,694)	(15,332)
Loss on extinguishment of debt	(653)	(540)	(1,291)
Interest and other income	2,096	2,443	1,361
Gain on spin-off of United Maritime Corporation	0	0	2,800
Foreign currency exchange gains/ (losses), net	58	(276)	(10)
Total other expenses, net	(19,102)	(19,067)	(12,472)
Net income before income taxes	43,472	2,282	17,211
Income taxes	0	0	28
Net income	$ 43,472	$ 2,282	$ 17,239
Net income per common share, basic (in dollars per share)	$ 2.12	$ 0.12	$ 0.97
Net income per common share, diluted (in dollars per share)	$ 2.11	$ 0.12	$ 0.96
Weighted average common shares outstanding, basic (in shares)	19,745,379	18,394,419	17,439,033
Weighted average common shares outstanding, diluted (in shares)	19,879,876	18,442,688	17,684,048